Acquisitions and Merger - Recast Statement Of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Business Acquisition [Line Items]
Operating revenues	$ 138,390	$ 120,922	$ 109,327	$ 107,908	$ 95,595	$ 92,029	$ 87,355	$ 79,022	$ 476,547	[1],[2]	$ 354,001	[1],[2]	$ 236,293	[1],[2]
Operating expenses:
Operating and maintenance									55,276	[1],[3]	42,727	[1],[3]	38,709	[1],[3]
Selling, general and administrative									48,505	[1],[3]	35,574	[1],[3]	24,978	[1],[3]
Depreciation and amortization									46,054	[1],[4]	30,906	[1],[4]	22,006	[1],[4]
Total operating expenses									149,835	[1]	109,207	[1]	85,693	[1]
Operating income	99,829	81,866	72,400	72,617	66,306	63,883	59,709	54,896	326,712	[1]	244,794	[1]	150,600	[1]
Other income									2,349	[1]	1,242	[1]	8,228	[1]
Interest expense									30,856	[1],[5]	1,672	[1],[5]	2,944	[1],[5]
Income before income taxes									298,205	[1]	244,364	[1]	155,884	[1]
Income tax expense									31,705	[1]	54,573	[1]	45,668	[1]
Net income	84,833	67,701	58,968	54,998	52,145	49,943	44,717	42,986	266,500	[1],[4]	189,791	[1],[4]	110,216	[1],[4]
Previously Reported
Business Acquisition [Line Items]
Operating revenues									392,959		303,712		200,005
Operating expenses:
Operating and maintenance									45,434		35,578		34,250
Selling, general and administrative									37,190		29,101		21,202
Depreciation and amortization									36,599		25,924		19,531
Total operating expenses									119,223		90,603		74,983
Operating income									273,736		213,109		125,022
Other income									2,349		1,242		8,228
Interest expense									30,856		1,672		2,944
Income before income taxes									245,229		212,679		130,306
Income tax expense									12,456		41,572		36,065
Net income									232,773		171,107		94,241
Adjustments | NWV Gathering
Business Acquisition [Line Items]
Operating revenues									83,588		50,289		36,288
Operating expenses:
Operating and maintenance									9,842		7,149		4,459
Selling, general and administrative									11,315		6,473		3,776
Depreciation and amortization									9,455		4,982		2,475
Total operating expenses									30,612		18,604		10,710
Operating income									52,976		31,685		25,578
Other income									0		0		0
Interest expense									0		0		0
Income before income taxes									52,976		31,685		25,578
Income tax expense									19,249		13,001		9,603
Net income									33,727		18,684		15,975
As Recast
Business Acquisition [Line Items]
Operating revenues									476,547		354,001		236,293
Operating expenses:
Operating and maintenance									55,276		42,727		38,709
Selling, general and administrative									48,505		35,574		24,978
Depreciation and amortization									46,054		30,906		22,006
Total operating expenses									149,835		109,207		85,693
Operating income									326,712		244,794		150,600
Other income									2,349		1,242		8,228
Interest expense									30,856		1,672		2,944
Income before income taxes									298,205		244,364		155,884
Income tax expense									31,705		54,573		45,668
Net income									$ 266,500		$ 189,791		$ 110,216

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[2]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $328.5 million, $310.2 million and $205.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. In December 2013, EQT completed the sale of Equitable Gas Company, LLC (Equitable Gas Company) to PNG Companies LLC. As a result, revenues from Equitable Gas Company were reported as third party revenues in 2014. For the years ended December 31, 2013 and 2012, Equitable Gas Company revenues reported as affiliate revenues were $37.6 million and $36.8 million, respectively. See Note 4.
[3]	Operating and maintenance expense included charges from EQT of $28.7 million, $21.9 million and $17.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Selling, general and administrative expense included charges from EQT of $40.7 million, $31.3 million and $25.0 million for the years ended December 31, 2014, 2013 and 2012, respectively. See Note 4.
[4]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[5]	Interest expense for the years ended December 31, 2014 and 2013 included $19.9 million and $0.8 million, respectively, related to interest on a capital lease with an affiliate (see Note 12). Interest expense for the year ended December 31, 2012 included interest expense of $4.1 million to an affiliate on intercompany debt. See Note 4.